UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

DECEMBER 31, 2017

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 35.7%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	$3,169,268	$3,565,971
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	2,708,204	3,045,757
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	350,785	460,666
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	4,021,290	4,880,919
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	945,340	1,289,855
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	342,387	445,954
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	979,994	1,285,438
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,768,538	1,787,918
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,069,476	3,547,511
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,842,398	2,836,595
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	4,276,682	4,268,851
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	678,666	700,880
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,443,405	1,486,735
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	1,724,344	1,712,580
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	2,681,725	2,678,825
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,714,473	2,694,151
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	879,792	886,655
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,557,240	1,582,789

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $38,368,034)				39,158,050

CORPORATE BONDS & NOTES - 2.3%
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	50,000	52,049

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	50,000	56,191
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	245,273
Apache Corp., Senior Notes	2.625%	1/15/23	50,000	49,089
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	32,071
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	237,246
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	50,000	50,590
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	240,000	248,655
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	268,990
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	50,826
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000	51,486
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000	255,483
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	99,534
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	100,000	103,000
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	160,000	204,820
WPX Energy Inc., Senior Notes	7.500%	8/1/20	60,000	65,250

Total Oil, Gas & Consumable Fuels				2,018,504

TOTAL ENERGY				2,070,553

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	$60,000	$77,100
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000	57,853
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	50,295	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	246,635
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	40,250

TOTAL MATERIALS				472,133

TOTAL CORPORATE BONDS & NOTES (Cost - $2,410,903)				2,542,686

SOVEREIGN BONDS - 0.2%
Indonesia - 0.2%
Republic of Indonesia, Senior Notes (Cost - $198,334)	4.350%	1/11/48	200,000	203,406

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.4%
U.S. Government Obligations - 16.4%
U.S. Treasury Bills	1.323%	3/15/18	9,300,000	9,276,006	(b)
U.S. Treasury Bills	1.509%	6/14/18	8,700,000	8,642,685	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,922,230)				17,918,691

			SHARES
COMMON STOCKS - 20.0%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
Aptiv PLC			1,492	126,566
Delphi Technologies PLC			497	26,078	*

Total Auto Components				152,644

Automobiles - 0.3%
Guangzhou Automobile Group Co., Ltd., Class H Shares			44,000	103,930	(c)
Mazda Motor Corp.			7,400	99,294	(c)
Subaru Corp.			3,400	107,647	(c)

Total Automobiles				310,871

Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc.			2,465	95,741
Genting Singapore PLC			151,800	148,335	(c)
Jack in the Box Inc.			1,293	126,856
Wyndham Worldwide Corp.			1,323	153,296

Total Hotels, Restaurants & Leisure				524,228

Household Durables - 0.3%
Electrolux AB, Class B Shares			4,795	154,216	(c)
Persimmon PLC			3,125	115,402	(c)
Taylor Wimpey PLC			34,406	95,844	(c)

Total Household Durables				365,462

Media - 0.4%
CBS Corp., Class B Shares, Non Voting Shares			2,673	157,707
Scripps Networks Interactive Inc., Class A Shares			1,401	119,617
Time Warner Inc.			1,144	104,642

Total Media				381,966

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Specialty Retail - 0.8%
Home Depot Inc.	1,810	$343,050
Lowe’s Cos. Inc.	2,422	225,101
Ross Stores Inc.	1,937	155,444
TJX Cos. Inc.	1,585	121,189

Total Specialty Retail		844,784

Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	1,198	130,378	(c)

TOTAL CONSUMER DISCRETIONARY		2,710,333

CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Kirin Holdings Co., Ltd.	7,000	176,119	(c)

Food & Staples Retailing - 0.2%
CVS Health Corp.	1,602	116,145
Wal-Mart Stores Inc.	1,518	149,903

Total Food & Staples Retailing		266,048

Food Products - 0.4%
Archer-Daniels-Midland Co.	3,220	129,058
Morinaga & Co., Ltd.	2,400	121,639	(c)
Nichirei Corp.	3,200	88,368	(c)
PT Indofood Sukses Makmur Tbk	190,200	106,772	(c)

Total Food Products		445,837

Household Products - 0.2%
Church & Dwight Co. Inc.	2,230	111,879
Clorox Co.	812	120,777

Total Household Products		232,656

Tobacco - 0.1%
KT&G Corp.	746	80,499	(c)

TOTAL CONSUMER STAPLES		1,201,159

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Subsea 7 SA	9,631	144,298	(c)

Oil, Gas & Consumable Fuels - 1.3%
China Petroleum & Chemical Corp., Class H Shares	160,000	117,234	(c)
Exxon Mobil Corp.	1,548	129,475
Formosa Petrochemical Corp.	42,000	162,786	(c)
OMV AG	2,919	184,936	(c)
Petroleo Brasileiro SA, ADR	13,904	136,676	*
Polskie Gornictwo Naftowe i Gazownictwo SA	85,701	154,586	(c)
Repsol SA	6,294	111,238	(c)
Royal Dutch Shell PLC, Class A Shares	3,628	120,990	(c)
Valero Energy Corp.	2,866	263,414

Total Oil, Gas & Consumable Fuels		1,381,335

TOTAL ENERGY		1,525,633

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 4.1%
Banks - 1.6%
Bank of America Corp.	10,209	$301,370
BNP Paribas SA	2,233	166,523	(c)
Canadian Imperial Bank of Commerce	2,100	204,721
Citigroup Inc.	3,433	255,450
Citizens Financial Group Inc.	5,376	225,684
Danske Bank A/S	4,373	170,006	(c)
JPMorgan Chase & Co.	2,182	233,343
National Bank of Canada	4,400	219,545

Total Banks		1,776,642

Capital Markets - 0.1%
Bank of New York Mellon Corp.	2,110	113,644

Consumer Finance - 0.2%
Capital One Financial Corp.	2,591	258,012

Insurance - 2.2%
Allianz SE, Registered Shares	1,157	264,969	(c)
Allstate Corp.	2,131	223,137
American Financial Group Inc.	1,531	166,175
AXA SA	7,472	221,458	(c)
Axis Capital Holdings Ltd.	1,232	61,920
Dai-ichi Life Holdings Inc.	7,700	158,873	(c)
DB Insurance Co., Ltd.	1,293	85,965	(c)
Hannover Rueck SE	1,430	179,431	(c)
Hanover Insurance Group Inc.	844	91,220
Legal & General Group PLC	31,700	116,688	(c)
Prudential Financial Inc.	1,232	141,655
SCOR SE	4,350	175,022	(c)
Standard Life Aberdeen PLC	32,443	191,132	(c)
Swiss Life Holding AG, Registered Shares	447	158,208	(c)
Swiss Re AG	1,657	155,107	(c)

Total Insurance		2,390,960

TOTAL FINANCIALS		4,539,258

HEALTH CARE - 2.7%
Biotechnology - 0.6%
Amgen Inc.	1,163	202,246
Biogen Inc.	528	168,205	*
Gilead Sciences Inc.	1,978	141,704
United Therapeutics Corp.	808	119,543	*

Total Biotechnology		631,698

Health Care Equipment & Supplies - 0.6%
Baxter International Inc.	3,494	225,852
Edwards Lifesciences Corp.	1,777	200,286	*
Hoya Corp.	2,300	114,926	(c)
Masimo Corp.	1,169	99,131	*

Total Health Care Equipment & Supplies		640,195

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.3%
Aetna Inc.	1,269	$228,915
Anthem Inc.	1,058	238,061
CIGNA Corp.	637	129,368
Express Scripts Holding Co.	2,156	160,924	*
Humana Inc.	545	135,198
McKesson Corp.	610	95,130
Miraca Holdings Inc.	2,800	119,928	(c)
UnitedHealth Group Inc.	855	188,493
WellCare Health Plans Inc.	572	115,035	*

Total Health Care Providers & Services		1,411,052

Pharmaceuticals - 0.2%
Bayer AG, Registered Shares	595	74,003	(c)
Merck & Co. Inc.	1,702	95,771
Shionogi & Co., Ltd.	2,100	113,541	(c)

Total Pharmaceuticals		283,315

TOTAL HEALTH CARE		2,966,260

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.7%
Boeing Co.	1,113	328,235
Leonardo SpA	7,931	94,300	(c)
Northrop Grumman Corp.	661	202,867
Safran SA	1,600	164,527	(c)

Total Aerospace & Defense		789,929

Airlines - 0.3%
Qantas Airways Ltd.	37,336	146,568	(c)
Southwest Airlines Co.	2,641	172,853

Total Airlines		319,421

Building Products - 0.2%
Owens Corning	2,001	183,972

Construction & Engineering - 0.1%
Hochtief AG	516	90,943	(c)

Electrical Equipment - 0.1%
Vestas Wind Systems A/S	2,356	161,495	(c)

Industrial Conglomerates - 0.1%
LG Corp.	1,386	117,745	(c)

Machinery - 0.2%
Toro Co.	2,859	186,493

Professional Services - 0.2%
Manpowergroup Inc.	1,639	206,694

Road & Rail - 0.1%
Union Pacific Corp.	730	97,893

Trading Companies & Distributors - 0.1%
Marubeni Corp.	11,000	79,873	(c)
Sumitomo Corp.	5,200	88,141	(c)

Total Trading Companies & Distributors		168,014

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.1%
Aena SME SA	548	$110,939	(a)(c)

TOTAL INDUSTRIALS		2,433,538

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.3%
Cisco Systems Inc.	7,437	284,837

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd.	26,000	202,256	(c)

Internet Software & Services - 0.4%
Alphabet Inc., Class A Shares	241	253,870	*
Facebook Inc., Class A Shares	1,309	230,986	*

Total Internet Software & Services		484,856

IT Services - 0.2%
Visa Inc., Class A Shares	1,603	182,774

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials Inc.	4,488	229,427
Broadcom Ltd.	491	126,138
KLA-Tencor Corp.	727	76,386
NVIDIA Corp.	1,061	205,303
Texas Instruments Inc.	1,717	179,323

Total Semiconductors & Semiconductor Equipment		816,577

Software - 0.3%
Microsoft Corp.	1,764	150,893
VMware Inc., Class A Shares	1,320	165,422	*

Total Software		316,315

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc.	3,863	653,735
FUJIFILM Holdings Corp.	4,000	163,303	(c)
HP Inc.	8,802	184,930
Lite-On Technology Corp.	51,000	69,646	(c)
Samsung Electronics Co., Ltd.	144	342,119	(c)

Total Technology Hardware, Storage & Peripherals		1,413,733

TOTAL INFORMATION TECHNOLOGY		3,701,348

MATERIALS - 1.4%
Chemicals - 0.5%
Celanese Corp., Series A Shares	1,141	122,178
Chemours Co.	2,245	112,385
Covestro AG	916	94,185	(a)(c)
Huntsman Corp.	5,489	182,729

Total Chemicals		511,477

Containers & Packaging - 0.1%
Avery Dennison Corp.	1,281	147,136

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - 0.6%
Anglo American PLC	4,271	$89,264	(c)
Boliden AB	2,937	100,045	(c)
Glencore PLC	20,620	108,488	*(c)
POSCO	349	108,365	(c)
Rio Tinto PLC	2,643	139,490	(c)
South32 Ltd.	42,949	116,773	(c)

Total Metals & Mining		662,425

Paper & Forest Products - 0.2%
UPM-Kymmene OYJ	7,363	228,462	(c)

TOTAL MATERIALS		1,549,500

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd.	135,000	256,513	(c)

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc.	2,206	85,769
China Telecom Corp., Ltd., Class H Shares	134,000	63,757	(c)
KT Corp., ADR	7,042	109,926
LG Uplus Corp.	6,096	79,711	(c)
Nippon Telegraph & Telephone Corp.	4,336	204,033	(c)

Total Diversified Telecommunication Services		543,196

Wireless Telecommunication Services - 0.1%
KDDI Corp.	6,500	161,833	(c)

TOTAL TELECOMMUNICATION SERVICES		705,029

UTILITIES - 0.4%
Electric Utilities - 0.1%
Kansai Electric Power Co. Inc.	9,300	113,818	(c)

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy Inc.	5,281	150,403

Multi-Utilities - 0.1%
AGL Energy Ltd.	6,000	113,866	(c)

TOTAL UTILITIES		378,087

TOTAL COMMON STOCKS (Cost - $15,168,950)		21,966,658

INVESTMENTS IN UNDERLYING FUNDS - 16.7%
Guggenheim S&P 500 Top 50 ETF	8,302	1,577,546
iShares Edge MSCI USA Momentum Factor ETF	55,172	5,689,889
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	133,545	11,081,564

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $13,524,140)		18,348,999

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		RIGHTS	VALUE
RIGHTS - 0.0%
Repsol SA (Cost - $2,871)		6,294	$2,862	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $87,595,462)			100,141,352

	RATE	SHARES
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,328,173)	1.219%	5,328,173	5,328,173

TOTAL INVESTMENTS - 96.1% (Cost - $92,923,635)			105,469,525
Other Assets in Excess of Liabilities - 3.9%			4,239,327

TOTAL NET ASSETS - 100.0%			$109,708,852

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2017

At December 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	88	3/18	$8,922,802	$8,868,245	$(54,557)
Dax Index	4	3/18	1,574,993	1,549,006	(25,987)
E-Mini S&P 500 Index	7	3/18	928,884	936,600	7,716
Euro-Bund	11	3/18	2,149,633	2,133,908	(15,725)
FTSE 100 Index	1	3/18	99,914	103,125	3,211
S&P GSCI	204	1/18	21,405,557	22,539,450	1,133,893
S&P/TSX 60	14	3/18	2,124,971	2,132,634	7,663
SPI 200 Index	4	3/18	465,351	469,711	4,360
Topix Index	9	3/18	1,421,629	1,451,343	29,714
United Kingdom Long Gilt Bonds	45	3/18	7,552,138	7,604,319	52,181

					1,142,469

Contracts to Sell:
Canadian 10-Year Bonds	37	3/18	4,025,738	3,967,271	58,467
Euro-Bund	10	3/18	1,953,700	1,939,916	13,784
Japanese 10-Year Bonds	60	3/18	8,032,119	8,032,305	(186)
U.S. Treasury 10-Year Notes	34	3/18	4,239,747	4,217,594	22,153
U.S. Treasury Long-Term Bonds	9	3/18	1,379,140	1,377,000	2,140

					96,358

Net unrealized appreciation on open futures contracts					$1,238,827

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,926,000	USD	3,920,641	Bank of New York	1/18/18	$31,784
MXN	41,170,000	USD	2,136,090	Bank of New York	1/18/18	(48,007)
USD	4,508,279	SEK	37,980,000	Bank of New York	1/18/18	(125,763)
AUD	754,000	USD	573,225	HSBC Bank USA, N.A.	1/18/18	15,083
AUD	2,915,000	USD	2,216,117	HSBC Bank USA, N.A.	1/18/18	58,310
CAD	3,879,000	USD	3,017,897	HSBC Bank USA, N.A.	1/18/18	68,918
CAD	6,758,000	USD	5,257,786	HSBC Bank USA, N.A.	1/18/18	120,069
CHF	1,177,000	USD	1,193,902	HSBC Bank USA, N.A.	1/18/18	15,133
EUR	16,069,000	USD	18,955,394	HSBC Bank USA, N.A.	1/18/18	341,811
JPY	505,900,000	USD	4,481,947	HSBC Bank USA, N.A.	1/18/18	10,853
JPY	25,600,000	USD	226,799	HSBC Bank USA, N.A.	1/18/18	548
NOK	31,660,000	USD	3,787,377	HSBC Bank USA, N.A.	1/18/18	70,336
NOK	18,340,000	USD	2,193,951	HSBC Bank USA, N.A.	1/18/18	40,744
NZD	3,224,000	USD	2,253,144	HSBC Bank USA, N.A.	1/18/18	31,304
SEK	11,600,000	USD	1,376,602	HSBC Bank USA, N.A.	1/18/18	38,746
USD	1,196,744	CHF	1,180,000	HSBC Bank USA, N.A.	1/18/18	(15,373)
USD	3,661,599	EUR	3,104,000	HSBC Bank USA, N.A.	1/18/18	(65,983)
USD	1,823,545	GBP	1,361,000	HSBC Bank USA, N.A.	1/18/18	(14,886)
USD	737,335	NZD	1,055,000	HSBC Bank USA, N.A.	1/18/18	(10,212)

Total						$563,415

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$39,158,050	—	$39,158,050
Corporate Bonds & Notes	—	2,542,686	—	2,542,686
Sovereign Bonds	—	203,406	—	203,406
U.S. Government & Agency Obligations	—	17,918,691	—	17,918,691
Common Stocks:
Consumer Discretionary	$1,755,287	955,046	—	2,710,333
Consumer Staples	627,762	573,397	—	1,201,159
Energy	529,565	996,068	—	1,525,633
Financials	2,495,876	2,043,382	—	4,539,258
Health Care	2,543,862	422,398	—	2,966,260
Industrials	1,379,007	1,054,531	—	2,433,538
Information Technology	2,924,024	777,324	—	3,701,348
Materials	564,428	985,072	—	1,549,500
Real Estate	—	256,513	—	256,513
Telecommunication Services	195,695	509,334	—	705,029
Utilities	150,403	227,684	—	378,087
Investments in Underlying Funds	18,348,999	—	—	18,348,999
Rights	2,862	—	—	2,862

Total Long-Term Investments	31,517,770	68,623,582	—	100,141,352

Short-Term Investments†	5,328,173	—	—	5,328,173

Total Investments	36,845,943	68,623,582	—	105,469,525

Other Financial Instruments:
Futures Contracts	1,335,282	—	—	1,335,282
Forward Foreign Currency Contracts	—	843,639	—	843,639

Total Other Financial Instruments	1,335,282	843,639	—	2,178,921

Total	$38,181,225	$69,467,221	—	$107,648,446

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$96,455	—	—	$96,455
Forward Foreign Currency Contracts	—	$280,224	—	280,224

Total	$96,455	$280,224	—	$376,679

†	See Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $8,800,749 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018